Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2014		Dec. 31, 2013
Preferred stock, par value	$ 0.001		$ 0.001
Preferred Stock, shares authorized	10,000,000		10,000,000
Preferred Stock undesignated and unissued shares	6,600,000		6,600,000
Common stock, par value	$ 0.001	[1]	$ 0.001	[1]
Common stock, shares authorized	50,000,000	[1]	50,000,000	[1]
Common stock, shares issued	3,780,847	[1]	2,425,635	[1]
Common stock, shares outstanding	3,453,847	[1]	2,098,635	[1]
Treasury stock, shares	327,000	[1]	327,000	[1]
Series A Preferred Stock
Convertible redeemable preferred stock, par value	$ 0.001		$ 0.001
Convertible redeemable preferred stock, shares designated	400,000		400,000
Convertible redeemable preferred stock, shares issued	105,000		105,000
Convertible redeemable preferred stock, shares outstanding	105,000		105,000
Convertible redeemable preferred stock, liquidation preference per share	$ 5.70		$ 5.70
Series B Preferred Stock [Member]
Convertible redeemable preferred stock, par value	$ 0.001		$ 0.001
Convertible redeemable preferred stock, shares designated	3,000,000		3,000,000
Convertible redeemable preferred stock, shares issued	2,133,947		2,133,947
Convertible redeemable preferred stock, shares outstanding	2,133,947		2,133,947
Convertible redeemable preferred stock, liquidation preference per share	$ 2.50		$ 2.50

[1]	After giving retrospective effect to a 2 for 1 reverse stock split which became effective on March 25, 2015 after filing a certificate of amendment to the certificate of incorporation.